Summary of Significant Accounting Policies (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of voluntary change in accounting policy [line items]
Lessee accounts for leases of low-value assets	The Company elects to apply the practical expedient not to recognize ROU assets and lease obligations for short-term (12 months or less) leases of all asset classes and also elects to apply the practical expedient not to recognize ROU assets and lease obligations for leases of low value (less than $US5,000) assets.
Lease payments	$ 207,063
IFRS 16, Leases [Member]
Disclosure of voluntary change in accounting policy [line items]
Recorded ROU asset and lease obligation		$ 1,045,810
Estimated weighted average incremental borrowing rate	5.00%